Summary of Significant Accounting Policies - Trade receivable and current expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	¥ (1,079)	$ (152)	¥ 2,910	¥ 6,415
Trade receivables
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	¥ 0		¥ 0	¥ 0